Submission	Aug. 10, 2026
Submission [Line Items]
Central Index Key	0001821586
Registrant Name	MoonLake Immunotherapeutics
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES